Cover	Jun. 09, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41416
Entity Registrant Name	FORAFRIC GLOBAL PLC
Entity Central Index Key	0001903870
Entity Incorporation, State or Country Code	J1
Entity Address, Address Line One	Unit 5.3, Madison Building
Entity Address, City or Town	Midtown, Queensway
Entity Address, Country	GI
Entity Address, Postal Zip Code	GX11 1AA
City Area Code	011
Local Phone Number	350 20072505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares, nominal value $0.001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value $0.001 per share
Trading Symbol	AFRI
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Ordinary Share at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one Ordinary Share at an exercise price of $11.50
Trading Symbol	AFRIW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7100 W. Camino Real
Entity Address, Address Line Two	Suite 302-48
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433